UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.8%
	BASIC MATERIALS – 3.4%
7,132	Carpenter Technology Corp.	$258,749
14,134	Dominion Diamond Corp.[1]	123,955
8,515	Dow Chemical Co.	456,744
3,199	EI du Pont de Nemours & Co.	222,650
1,168	Kaiser Aluminum Corp.	99,549
3,502	PPG Industries, Inc.	370,792
		1,532,439
	COMMUNICATIONS – 15.2%
787	Alphabet, Inc. - Class A*	621,612
554	Alphabet, Inc. - Class C*	424,946
585	Amazon.com, Inc.*	449,958
11,498	AT&T, Inc.	470,038
12,967	CalAmp Corp.*	189,059
22,217	Cisco Systems, Inc.	698,502
15,593	eBay, Inc.*	501,471
8,861	Facebook, Inc. - Class A*	1,117,549
8,948	NICE Ltd. - ADR[1]	612,312
6,095	Time Warner, Inc.	477,909
13,702	Verizon Communications, Inc.	717,026
5,863	Walt Disney Co.	553,819
		6,834,201
	CONSUMER, CYCLICAL – 9.1%
865	Churchill Downs, Inc.	129,214
6,429	CVS Health Corp.	600,468
10,849	General Motors Co.	346,300
7,781	Home Depot, Inc.	1,043,588
5,770	Macy's, Inc.	208,759
7,890	NIKE, Inc. - Class B	454,780
14,005	Starbucks Corp.	787,501
1,124	Vail Resorts, Inc.	178,075
1,922	Whirlpool Corp.	343,346
		4,092,031
	CONSUMER, NON-CYCLICAL – 23.8%
3,502	Amgen, Inc.	595,550
9,375	Baxter International, Inc.	438,094
3,780	Campbell Soup Co.	229,522
4,200	Church & Dwight Co., Inc.	417,564
2,335	Danaher Corp.	190,092
8,029	Dean Foods Co.	138,179
2,843	Gilead Sciences, Inc.	222,834
5,533	Hershey Co.	552,691
7,089	Johnson & Johnson	846,001

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
15,492	Kroger Co.	$495,589
6,614	Laboratory Corp. of America Holdings*	905,655
1,254	McKesson Corp.	231,514
7,910	Medtronic PLC[1]	688,407
10,800	Merck & Co., Inc.	678,132
7,737	Mylan N.V.* 1	327,739
4,107	Nielsen Holdings PLC[1]	218,821
8,429	PepsiCo, Inc.	899,796
14,048	Pfizer, Inc.	488,870
4,971	Pinnacle Foods, Inc.	251,781
7,089	Procter & Gamble Co.	618,941
12,405	Sabre Corp.	349,201
8,472	Tyson Foods, Inc. - Class A	640,229
2,256	Universal Health Services, Inc. - Class B	271,916
		10,697,118
	ENERGY – 5.5%
8,880	Carrizo Oil & Gas, Inc.*	340,015
7,305	Chevron Corp.	734,737
10,115	Exxon Mobil Corp.	881,421
10,417	Royal Dutch Shell PLC - Class B - ADR[1]	538,455
		2,494,628
	FINANCIAL – 15.0%
21,655	Ares Capital Corp.	349,945
23,906	Bank of America Corp.	385,843
1,729	BlackRock, Inc.	644,588
4,755	Chemical Financial Corp.	219,824
15,612	Citizens Financial Group, Inc.	386,709
9,120	East West Bancorp, Inc.	338,717
13,832	Hartford Financial Services Group, Inc.	568,080
10,893	Hospitality Properties Trust - REIT	332,128
1,535	Intercontinental Exchange, Inc.	432,901
10,893	JPMorgan Chase & Co.	735,277
7,608	Marsh & McLennan Cos., Inc.	514,529
22,952	Senior Housing Properties Trust - REIT	512,748
1,384	SVB Financial Group*	153,707
2,940	Travelers Cos., Inc.	349,007
7,727	Wells Fargo & Co.	392,532
5,663	Welltower, Inc. - REIT	434,635
		6,751,170
	INDUSTRIAL – 13.3%
4,890	A.O. Smith Corp.	471,787
2,672	Eagle Materials, Inc.	214,749

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,588	FedEx Corp.	$591,769
2,421	FEI Co.	257,764
9,164	Fluor Corp.	475,612
9,293	Granite Construction, Inc.	446,064
7,348	Honeywell International, Inc.	857,585
2,032	Martin Marietta Materials, Inc.	371,917
1,902	Middleby Corp.*	243,741
6,100	National Instruments Corp.	170,434
4,150	Raytheon Co.	581,540
9,898	Republic Services, Inc.	500,047
2,205	Snap-on, Inc.	338,004
3,588	Woodward, Inc.	225,039
4,885	Xylem, Inc.	248,451
		5,994,503
	TECHNOLOGY – 9.9%
3,718	Apple, Inc.	394,480
13,788	Fortinet, Inc.*	498,298
20,185	Intel Corp.	724,440
5,619	Lam Research Corp.	524,365
9,726	Microchip Technology, Inc.	602,137
11,022	Microsoft Corp.	633,324
5,230	Paychex, Inc.	317,304
5,663	Proofpoint, Inc.*	435,768
4,323	Red Hat, Inc.*	315,492
		4,445,608
	UTILITIES – 4.6%
6,700	American Electric Power Co., Inc.	432,619
6,786	American States Water Co.	264,518
20,488	California Water Service Group	624,679
9,769	NiSource, Inc.	233,870
8,170	PG&E Corp.	506,050
		2,061,736
	TOTAL COMMON STOCKS (Cost $38,010,670)	44,903,434

Principal Amount
	SHORT-TERM INVESTMENTS – 0.7%
$327,552	UMB Money Market Fiduciary, 0.01%[2]	327,552

	TOTAL SHORT-TERM INVESTMENTS (Cost $327,552)	327,552

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 100.5% (Cost $38,338,222)	$45,230,986
Liabilities in Excess of Other Assets – (0.5)%	(218,650)

TOTAL NET ASSETS – 100.0%	$45,012,336

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.4%
	BASIC MATERIALS – 5.0%
7,706	A Schulman, Inc.[1]	$196,503
3,608	Dow Chemical Co.[1]	193,533
3,347	Innospec, Inc.[1]	198,410
19,651	Luxfer Holdings PLC - ADR[1,2]	232,078
4,134	OMNOVA Solutions, Inc.*	41,340
16,878	Rayonier Advanced Materials, Inc.[1]	207,599
11,851	Ryerson Holding Corp.*	143,279
7,998	Steel Dynamics, Inc.[1]	196,911
2,107	WR Grace & Co.[1]	164,620
		1,574,273
	COMMUNICATIONS – 10.2%
2,838	AMC Networks, Inc. - Class A*	154,217
8,543	ARRIS International PLC* 1, 2	239,802
14,157	Bankrate, Inc.* 1	110,991
8,223	Blucora, Inc.*	85,108
5,208	Cogent Communications Holdings, Inc.[1]	185,092
21,721	DHI Group, Inc.* 1	168,121
3,052	Discovery Communications, Inc. - Class A*	77,857
7,561	Discovery Communications, Inc. - Class C* 1	187,664
8,063	EarthLink Holdings Corp.[1]	51,361
10,794	Gannett Co., Inc.	128,772
3,973	IAC/InterActiveCorp[1]	233,255
11,695	Intralinks Holdings, Inc.* 1	111,570
13,268	Lands' End, Inc.* 1	233,517
5,016	NETGEAR, Inc.* 1	285,912
21,364	RetailMeNot, Inc.* 1	241,627
4,403	Shutterfly, Inc.* 1	221,119
1,595	Stamps.com, Inc.*	154,268
7,561	Telephone & Data Systems, Inc.[1]	210,725
19,980	Windstream Holdings, Inc.	170,030
		3,251,008
	CONSUMER, CYCLICAL – 11.6%
4,310	Abercrombie & Fitch Co. - Class A	76,459
7,030	Allison Transmission Holdings, Inc.[1]	195,012
10,942	Boyd Gaming Corp.* 1	213,369
5,512	Chico's FAS, Inc.[1]	69,892
2,581	Core-Mark Holding Co., Inc.	98,465
5,672	Essendant, Inc.[1]	109,867
5,232	GNC Holdings, Inc. - Class A1	110,029
1,568	Home Depot, Inc.[1]	210,300
8,696	Iconix Brand Group, Inc.*	73,046
3,683	Ingram Micro, Inc. - Class A1	128,758

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
8,262	Liberty Interactive Corp. QVC Group - Class A* 1	$174,576
2,472	Lowe's Cos., Inc.[1]	189,256
3,265	Macy's, Inc.	118,128
1,412	McDonald's Corp.[1]	163,312
8,956	Penn National Gaming, Inc.*	126,996
21,362	Pinnacle Entertainment, Inc.* 1	257,199
18,394	Potbelly Corp.* 1	238,386
24,153	Scientific Games Corp. - Class A* 1	199,262
7,921	SkyWest, Inc.[1]	223,610
19,394	Titan Machinery, Inc.* 1	207,710
1,009	Visteon Corp.	71,336
14,479	Wabash National Corp.*	201,982
4,877	World Fuel Services Corp.[1]	217,417
		3,674,367
	CONSUMER, NON-CYCLICAL – 20.1%
21,561	ACCO Brands Corp.* 1	215,610
11,679	Aduro Biotech, Inc.* 1	164,557
1,642	AmerisourceBergen Corp.[1]	142,805
389	Anthem, Inc.	48,656
8,347	Ascent Capital Group, Inc. - Class A* 1	193,734
6,180	Avis Budget Group, Inc.* 1	223,283
11,377	Civitas Solutions, Inc.* 1	206,834
11,617	Clovis Oncology, Inc.* 1	287,753
5,094	CryoLife, Inc.	81,249
5,593	Cytokinetics, Inc.*	67,508
9,302	Epizyme, Inc.* 1	67,998
3,264	Euronet Worldwide, Inc.* 1	253,319
883	Express Scripts Holding Co.*	64,194
2,271	Fresh Del Monte Produce, Inc.[2]	132,104
16,445	Hackett Group, Inc.[1]	268,876
4,737	Heidrick & Struggles International, Inc.	88,535
4,823	Hologic, Inc.* 1	185,300
12,005	ImmunoGen, Inc.*	33,734
4,589	Ingles Markets, Inc. - Class A1	173,602
3,607	Insperity, Inc.[1]	236,439
1,175	JM Smucker Co.	166,603
12,880	Kforce, Inc.[1]	249,228
3,877	Kroger Co.	124,025
9,747	Live Nation Entertainment, Inc.* 1	260,440
1,074	Magellan Health, Inc.*	61,347
2,779	ManpowerGroup, Inc.[1]	198,587
6,392	Myriad Genetics, Inc.* 1	130,141
15,018	Rent-A-Center, Inc.[1]	183,520

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
16,656	RPX Corp.*	$174,388
7,152	Service Corp. International[1]	189,099
8,658	SP Plus Corp.* 1	216,450
3,999	Sysco Corp.[1]	207,388
26,015	Teligent, Inc.*	193,031
3,846	Tenet Healthcare Corp.* 1	91,919
4,102	Total System Services, Inc.[1]	202,024
14,295	Weight Watchers International, Inc.* 1	150,241
1,972	WellCare Health Plans, Inc.* 1	222,244
10,185	Xencor, Inc.*	215,209
		6,371,974
	ENERGY – 3.7%
3,171	Apache Corp.[1]	157,599
11,497	CVR Energy, Inc.[1]	167,741
1,101	Murphy USA, Inc.*	80,505
9,607	Tallgrass Energy GP LP	223,555
8,784	Viper Energy Partners LP1	141,423
25,911	Westmoreland Coal Co.* 1	198,737
17,583	WPX Energy, Inc.*	210,996
		1,180,556
	FINANCIAL – 18.4%
1,978	Ameriprise Financial, Inc.[1]	199,936
2,244	Assurant, Inc.[1]	200,950
12,781	BofI Holding, Inc.* 1	274,792
23,134	CBL & Associates Properties, Inc. - REIT[1]	330,122
9,130	Chesapeake Lodging Trust - REIT[1]	232,632
10,277	CNO Financial Group, Inc.[1]	167,001
5,559	Columbia Property Trust, Inc. - REIT	131,081
2,855	CoreSite Realty Corp. - REIT	222,747
1,993	Digital Realty Trust, Inc. - REIT[1]	197,486
2,056	Discover Financial Services	123,360
4,766	DuPont Fabros Technology, Inc. - REIT	202,078
5,392	Farmers Capital Bank Corp.[1]	161,221
12,889	FBR & Co.[1]	182,122
2,496	Hanover Insurance Group, Inc.	195,187
4,462	Hope Bancorp, Inc.	76,746
11,340	Host Hotels & Resorts, Inc. - REIT[1]	202,079
946	JPMorgan Chase & Co.	63,855
3,112	Lamar Advertising Co. - Class A - REIT[1]	193,971
5,235	LPL Financial Holdings, Inc.	155,637
132	Markel Corp.*	122,907
1,898	MasterCard, Inc. - Class A1	183,404

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,889	Old Republic International Corp.	$74,785
1,693	Primerica, Inc.	96,383
4,526	Principal Financial Group, Inc.[1]	222,091
2,356	PS Business Parks, Inc. - REIT[1]	260,998
671	Public Storage - REIT[1]	150,264
8,120	Realogy Holdings Corp.[1]	217,941
8,824	RLJ Lodging Trust - REIT[1]	205,952
873	Simon Property Group, Inc. - REIT[1]	188,105
2,022	State Street Corp.[1]	142,025
2,835	Voya Financial, Inc.	82,895
3,422	Wells Fargo & Co.	173,838
27,177	Westfield Financial, Inc.	205,730
		5,840,321
	INDUSTRIAL – 11.2%
1,445	AECOM* 1	44,549
5,951	Aegion Corp.*	110,213
4,051	Altra Industrial Motion Corp.[1]	114,238
12,842	ArcBest Corp.[1]	235,137
2,589	C.H. Robinson Worldwide, Inc.[1]	179,728
4,195	Covanta Holding Corp.	62,464
421	Crane Co.	27,079
8,767	Ducommun, Inc.*	208,129
3,651	EMCOR Group, Inc.[1]	209,056
685	FedEx Corp.	112,977
4,475	Fluor Corp.[1]	232,253
13,731	Harsco Corp.	136,623
5,910	Hub Group, Inc. - Class A* 1	240,832
2,003	Illinois Tool Works, Inc.[1]	238,057
1,291	Kadant, Inc.	69,249
2,618	Landstar System, Inc.[1]	181,244
6,322	LB Foster Co. - Class A	75,927
1,996	Methode Electronics, Inc.	73,153
7,954	Mistras Group, Inc.* 1	186,680
11,792	Owens-Illinois, Inc.* 1	211,431
28,118	Roadrunner Transportation Systems, Inc.* 1	234,504
2,425	Tech Data Corp.*	180,032
2,414	Wabtec Corp.[1]	184,937
		3,548,492
	TECHNOLOGY – 4.4%
4,324	Activision Blizzard, Inc.	178,884
300	Engility Holdings, Inc.* 1	9,000
3,227	Fairchild Semiconductor International, Inc.*	64,217

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,812	Leidos Holdings, Inc.[1]	$154,424
2,939	Microchip Technology, Inc.[1]	181,954
2,955	MTS Systems Corp.[1]	147,011
5,771	NetApp, Inc.	199,619
3,815	NVIDIA Corp.[1]	234,012
5,286	Rackspace Hosting, Inc.* 1	166,245
1,937	Tessera Technologies, Inc.[1]	64,967
		1,400,333
	UTILITIES – 2.8%
10,949	AES Corp.[1]	132,154
2,999	CenterPoint Energy, Inc.	67,387
2,993	CMS Energy Corp.	125,616
2,213	Entergy Corp.[1]	173,057
14,284	NRG Energy, Inc.[1]	172,979
6,627	Spark Energy, Inc. - Class A1	192,117
677	Unitil Corp.	26,769
		890,079
	TOTAL COMMON STOCKS (Cost $26,013,854)	27,731,403

Principal Amount
	SHORT-TERM INVESTMENTS – 14.1%
$4,490,725	UMB Money Market Fiduciary, 0.01%[3]	4,490,725

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,490,725)	4,490,725

	TOTAL INVESTMENTS – 101.5% (Cost $30,504,579)	32,222,128
	Liabilities in Excess of Other Assets – (1.5)%	(478,490)

	TOTAL NET ASSETS – 100.0%	$31,743,638

Number of Shares
	SECURITIES SOLD SHORT – 87.9%
	COMMON STOCKS – 87.9%
	BASIC MATERIALS – 4.9%
(2,244)	Albemarle Corp.	(179,453)
(7,283)	CF Industries Holdings, Inc.	(189,358)
(2,229)	Compass Minerals International, Inc.	(166,127)
(4,265)	FMC Corp.	(200,199)
(2,270)	Monsanto Co.	(241,755)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(3,914)	Mosaic Co.	$(117,694)
(9,204)	Olin Corp.	(199,175)
(895)	Royal Gold, Inc.	(65,622)
(7,376)	Southern Copper Corp.	(190,448)
		(1,549,831)
	COMMUNICATIONS – 5.2%
(97)	Alphabet, Inc. - Class A*	(76,615)
(23,473)	Angie's List, Inc.*	(238,486)
(1,695)	Arista Networks, Inc.*	(135,058)
(880)	Charter Communications, Inc. - Class A*	(226,345)
(2,291)	Level 3 Communications, Inc.*	(113,702)
(4,502)	Media General, Inc.*	(79,550)
(22,294)	ORBCOMM, Inc.*	(221,825)
(3,187)	RingCentral, Inc. - Class A*	(69,955)
(2,606)	TEGNA, Inc.	(52,798)
(3,153)	TripAdvisor, Inc.*	(192,333)
(1,979)	Walt Disney Co.	(186,936)
(1,899)	Zillow Group, Inc. - Class C*	(64,281)
		(1,657,884)
	CONSUMER, CYCLICAL – 18.4%
(1,376)	Advance Auto Parts, Inc.	(216,555)
(1,043)	Allegiant Travel Co.	(144,184)
(6,561)	America's Car-Mart, Inc.*	(256,798)
(6,328)	American Airlines Group, Inc.	(229,706)
(11,470)	Arctic Cat, Inc.	(162,530)
(14,191)	AV Homes, Inc.*	(215,277)
(673)	Cabela's, Inc.*	(32,970)
(972)	CarMax, Inc.*	(57,299)
(460)	Chipotle Mexican Grill, Inc.*	(190,316)
(7,675)	Conn's, Inc.*	(52,113)
(4,884)	CST Brands, Inc.	(233,504)
(7,731)	Diamond Resorts International, Inc.*	(233,553)
(1,920)	DineEquity, Inc.	(149,741)
(17,482)	El Pollo Loco Holdings, Inc.*	(238,105)
(4,851)	Five Below, Inc.*	(216,161)
(4,065)	Hilton Worldwide Holdings, Inc.	(97,032)
(5,174)	Interval Leisure Group, Inc.	(90,028)
(831)	Jack in the Box, Inc.	(82,651)
(2,632)	Libbey, Inc.	(46,665)
(12,360)	Lumber Liquidators Holdings, Inc.*	(194,794)
(2,650)	Marriott Vacations Worldwide Corp.	(204,315)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(5,995)	Mobile Mini, Inc.	$(179,250)
(4,990)	Motorcar Parts of America, Inc.*	(141,866)
(14,785)	National CineMedia, Inc.	(221,036)
(13,015)	Noodles & Co.*	(85,118)
(12,385)	Party City Holdco, Inc.*	(215,747)
(5,827)	Restoration Hardware Holdings, Inc.*	(196,545)
(9,026)	Rite Aid Corp.*	(67,966)
(5,204)	Shake Shack, Inc.*	(183,701)
(3,664)	Spirit Airlines, Inc.*	(146,523)
(5,611)	Taylor Morrison Home Corp. - Class A*	(98,978)
(810)	Tesla Motors, Inc.*	(171,728)
(27,014)	TravelCenters of America LLC*	(183,695)
(23,142)	Tuesday Morning Corp.*	(154,357)
(5,378)	Under Armour, Inc. - Class A*	(213,130)
(1,136)	Virgin America, Inc.*	(63,264)
(1,965)	Wynn Resorts Ltd.	(175,514)
		(5,842,715)
	CONSUMER, NON-CYCLICAL – 16.4%
(4,075)	Air Methods Corp.*	(143,358)
(8,314)	Alarm.com Holdings, Inc.*	(228,053)
(22,909)	Apollo Education Group, Inc.*	(203,203)
(1,357)	Boston Beer Co., Inc. - Class A*	(247,856)
(13,148)	Community Health Systems, Inc.*	(140,421)
(1,155)	Constellation Brands, Inc. - Class A	(189,478)
(1,279)	Cooper Cos., Inc.	(237,792)
(10,462)	Craft Brew Alliance, Inc.*	(207,671)
(1,145)	Danaher Corp.	(93,214)
(522)	DexCom, Inc.*	(47,549)
(8,868)	Healthways, Inc.*	(221,789)
(1,886)	Intrexon Corp.*	(47,603)
(14,346)	LifeLock, Inc.*	(238,717)
(2,631)	Medtronic PLC[2]	(228,976)
(29,112)	MiMedx Group, Inc.*	(210,771)
(1,221)	Monster Beverage Corp.*	(187,900)
(10,997)	Novavax, Inc.*	(75,219)
(4,384)	Pacira Pharmaceuticals, Inc.*	(173,738)
(5,178)	Paylocity Holding Corp.*	(233,165)
(3,905)	Prothena Corp. PLC* 2	(195,172)
(3,888)	Repligen Corp.*	(120,489)
(3,333)	Reynolds American, Inc.	(165,217)
(1,995)	S&P Global, Inc.	(246,462)
(7,156)	Sotheby's	(283,735)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(2,950)	Spark Therapeutics, Inc.*	$(166,911)
(19,891)	T2 Biosystems, Inc.*	(132,076)
(3,785)	Team Health Holdings, Inc.*	(126,040)
(6,028)	Team, Inc.*	(191,510)
(2,772)	Verisk Analytics, Inc.*	(230,215)
		(5,214,300)
	ENERGY – 5.1%
(3,360)	Anadarko Petroleum Corp.	(179,659)
(10,538)	Cheniere Energy Partners LP Holdings LLC	(212,762)
(6,244)	Cheniere Energy, Inc.*	(267,868)
(854)	EOG Resources, Inc.	(75,570)
(7,807)	Flotek Industries, Inc.*	(121,008)
(5,226)	ONEOK, Inc.	(245,047)
(10,027)	Pattern Energy Group, Inc.	(238,643)
(2,906)	Phillips 66	(227,976)
(8,176)	Synergy Resources Corp.*	(53,553)
		(1,622,086)
	FINANCIAL – 17.4%
(20,809)	Altisource Residential Corp. - REIT	(228,275)
(9,474)	Arlington Asset Investment Corp. - Class A	(140,973)
(9,793)	ARMOUR Residential REIT, Inc. - REIT	(217,796)
(5,752)	Artisan Partners Asset Management, Inc. - Class A	(150,415)
(4,841)	CareTrust REIT, Inc. - REIT	(71,937)
(7,348)	Colony Starwood Homes - REIT	(227,788)
(5,818)	Equity One, Inc. - REIT	(180,591)
(1,481)	FBL Financial Group, Inc. - Class A	(97,924)
(5,218)	FNF Group	(196,666)
(28,233)	Green Bancorp, Inc.*	(287,977)
(5,535)	Independent Bank Group, Inc.	(243,097)
(663)	Intercontinental Exchange, Inc.	(186,979)
(7,794)	Kennedy-Wilson Holdings, Inc.	(171,936)
(6,049)	Kite Realty Group Trust - REIT	(174,695)
(3,698)	Marlin Business Services Corp.	(69,522)
(32,163)	Medley Capital Corp.	(243,152)
(12,086)	MGIC Investment Corp.*	(97,776)
(20,626)	New Senior Investment Group, Inc. - REIT	(255,556)
(22,222)	New York REIT, Inc. - REIT	(214,665)
(7,604)	NewStar Financial, Inc.*	(85,697)
(20,125)	NorthStar Realty Finance Corp. - REIT	(268,468)
(6,798)	PHH Corp.*	(104,009)
(1,932)	Pinnacle Financial Partners, Inc.	(109,525)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(4,059)	ProAssurance Corp.	$(223,326)
(11,883)	Real Industry, Inc.*	(81,636)
(1,098)	Realty Income Corp. - REIT	(72,172)
(1,266)	RLI Corp.	(89,861)
(6,891)	Sterling Bancorp	(123,004)
(3,035)	Stifel Financial Corp.*	(119,427)
(7,846)	STORE Capital Corp. - REIT	(232,477)
(7,254)	Suffolk Bancorp	(256,429)
(7,036)	WisdomTree Investments, Inc.	(73,878)
(8,082)	Yadkin Financial Corp.	(210,940)
		(5,508,569)
	INDUSTRIAL – 11.7%
(8,642)	Aerovironment, Inc.*	(213,803)
(16,400)	CAI International, Inc.*	(130,708)
(1,893)	Caterpillar, Inc.	(155,131)
(9,456)	Covenant Transportation Group, Inc. - Class A*	(182,312)
(1,801)	Dycom Industries, Inc.*	(146,097)
(18,378)	Fortress Transportation & Infrastructure Investors LLC	(221,822)
(25,769)	Gener8 Maritime, Inc.* 2	(129,103)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(202,338)
(2,311)	Haynes International, Inc.	(85,253)
(2,379)	ITT, Inc.	(86,072)
(2,024)	Kansas City Southern	(195,761)
(1,165)	Kirby Corp.*	(60,697)
(10,529)	Lawson Products, Inc.*	(178,888)
(11,715)	LSB Industries, Inc.*	(140,580)
(3,229)	Old Dominion Freight Line, Inc.*	(229,679)
(1,871)	Orbital ATK, Inc.	(141,130)
(3,557)	Proto Labs, Inc.*	(194,639)
(3,843)	Saia, Inc.*	(116,943)
(15,758)	SunPower Corp.*	(156,950)
(1,580)	Trex Co., Inc.*	(97,865)
(9,679)	Twin Disc, Inc.	(125,730)
(3,655)	Universal Display Corp.*	(210,491)
(4,399)	Zebra Technologies Corp. - Class A*	(307,754)
		(3,709,746)
	TECHNOLOGY – 6.9%
(5,264)	Benefitfocus, Inc.*	(212,613)
(2,021)	Cvent, Inc.*	(66,046)
(6,373)	Envestnet, Inc.*	(251,797)
(26,088)	Exar Corp.*	(237,401)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(17,570)	Micron Technology, Inc.*	$(289,729)
(5,057)	Paycom Software, Inc.*	(259,627)
(5,860)	PTC, Inc.*	(250,046)
(15,566)	Silver Spring Networks, Inc.*	(212,476)
(1,088)	Ultimate Software Group, Inc.*	(227,327)
(9,725)	Veeco Instruments, Inc.*	(191,291)
		(2,198,353)
	UTILITIES – 1.9%
(2,256)	Atmos Energy Corp.	(166,267)
(5,221)	New Jersey Resources Corp.	(175,635)
(3,993)	South Jersey Industries, Inc.	(118,512)
(2,402)	Spire, Inc.	(155,409)
		(615,823)
	TOTAL COMMON STOCKS (Proceeds $26,307,450)	(27,919,307)

	TOTAL SECURITIES SOLD SHORT (Proceeds $26,307,450)	$(27,919,307)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BASIC MATERIALS – 6.8%
16,203	Clearwater Paper Corp.*	$1,005,720
51,175	Coeur Mining, Inc.*	651,970
7,265	Innophos Holdings, Inc.	306,728
5,918	Innospec, Inc.	350,819
25,260	Neenah Paper, Inc.	2,031,662
22,134	Ryerson Holding Corp.*	267,600
27,360	Stepan Co.	1,922,314
		6,536,813
	COMMUNICATIONS – 5.7%
9,007	ChannelAdvisor Corp.*	112,137
10,168	Intralinks Holdings, Inc.*	97,003
140,745	Liquidity Services, Inc.*	1,407,450
28,104	RetailMeNot, Inc.*	317,856
118,747	Salem Media Group, Inc.	746,919
59,101	Sonus Networks, Inc.*	509,451
6,164	Ubiquiti Networks, Inc.*	316,829
104,100	XO Group, Inc.*	1,940,424
		5,448,069
	CONSUMER, CYCLICAL – 10.5%
28,987	Columbia Sportswear Co.	1,628,200
5,940	Cooper-Standard Holding, Inc.*	588,357
59,793	Isle of Capri Casinos, Inc.*	1,037,409
62,360	Marcus Corp.	1,471,696
49,667	Marine Products Corp.	442,533
48,270	Monarch Casino & Resort, Inc.*	1,148,343
37,192	SkyWest, Inc.	1,049,930
54,105	Superior Industries International, Inc.	1,574,996
125,360	West Marine, Inc.*	1,157,073
		10,098,537
	CONSUMER, NON-CYCLICAL – 16.6%
79,955	Achillion Pharmaceuticals, Inc.*	660,428
8,792	Central Garden & Pet Co.*	225,779
75,400	Civitas Solutions, Inc.*	1,370,772
44,727	Corcept Therapeutics, Inc.*	238,395
140,959	Enzo Biochem, Inc.*	783,732
34,958	Hackett Group, Inc.	571,563
14,208	ICU Medical, Inc.*	1,772,732
15,600	J&J Snack Foods Corp.	1,903,200
11,535	Lifeway Foods, Inc.*	143,034
27,798	Magellan Health, Inc.*	1,587,822
108,992	MoneyGram International, Inc.*	792,372
34,645	Navigant Consulting, Inc.*	680,428

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
72,480	Nutraceutical International Corp.*	$1,835,918
61,012	SpartanNash Co.	1,953,604
103,100	Travelport Worldwide Ltd.[1]	1,415,563
		15,935,342
	ENERGY – 2.3%
35,947	FutureFuel Corp.	420,220
222,165	Independence Contract Drilling, Inc.*	1,119,712
107,523	SunCoke Energy, Inc.	701,050
		2,240,982
	FINANCIAL – 25.6%
25,371	AMERISAFE, Inc.	1,522,514
28,650	BancFirst Corp.	1,965,390
72,278	Brookline Bancorp, Inc.	862,999
36,649	CenterState Banks, Inc.	658,949
42,584	Central Pacific Financial Corp.	1,089,725
121,067	Charter Financial Corp.	1,592,031
1,767	Ellie Mae, Inc.*	172,936
36,261	EMC Insurance Group, Inc.	1,009,869
6,528	Enterprise Financial Services Corp.	201,062
64,282	Essent Group Ltd.* 1	1,708,615
32,786	GAMCO Investors, Inc. - Class A	1,005,547
11,576	Heartland Financial USA, Inc.	420,440
9,183	Independent Bank Corp.	149,775
50,380	James River Group Holdings Ltd.[1]	1,840,885
6,058	Meta Financial Group, Inc.	372,870
3,500	Preferred Bank/Los Angeles CA	122,675
51,321	Pzena Investment Management, Inc. - Class A	398,251
17,158	Republic Bancorp, Inc. - Class A	549,228
29,331	Saul Centers, Inc. - REIT	1,944,059
74,164	Select Income REIT - REIT	2,023,935
40,212	Selective Insurance Group, Inc.	1,604,459
100,948	United Community Banks, Inc.	2,117,889
33,896	United Community Financial Corp.	220,663
48,047	Urstadt Biddle Properties, Inc. - Class A - REIT	1,091,147
		24,645,913
	INDUSTRIAL – 17.9%
11,907	Advanced Energy Industries, Inc.*	523,313
54,485	Air Transport Services Group, Inc.*	788,943
3,558	Astec Industries, Inc.	209,175
17,940	Coherent, Inc.*	1,886,929
42,331	CTS Corp.	816,142
3,542	Ducommun, Inc.*	84,087

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
19,093	EnerSys	$1,343,765
31,000	ESCO Technologies, Inc.	1,398,720
21,822	Fabrinet* 1	847,130
48,449	Gorman-Rupp Co.	1,315,875
62,245	Harsco Corp.	619,338
27,115	Headwaters, Inc.*	491,595
5,565	Kadant, Inc.	298,507
5,901	Littelfuse, Inc.	748,247
62,665	Mistras Group, Inc.*	1,470,747
33,700	Myers Industries, Inc.	483,595
109,710	NCI Building Systems, Inc.*	1,661,009
7,228	Powell Industries, Inc.	287,313
22,900	Rexnord Corp.*	506,319
44,150	Summit Materials, Inc. - Class A*	871,521
5,735	Universal Forest Products, Inc.	625,975
		17,278,245
	TECHNOLOGY – 12.1%
103,380	Amkor Technology, Inc.*	940,758
43,377	Barracuda Networks, Inc.*	1,006,346
65,218	Brooks Automation, Inc.	822,399
12,343	CACI International, Inc. - Class A*	1,226,401
61,082	Cohu, Inc.	663,961
40,135	Digi International, Inc.*	460,348
5,255	Engility Holdings, Inc.*	157,650
13,886	Mercury Systems, Inc.*	314,935
16,519	Nanometrics, Inc.*	335,996
1,854	Power Integrations, Inc.	108,274
66,200	Progress Software Corp.*	1,920,462
52,705	RealPage, Inc.*	1,356,627
8,722	Rudolph Technologies, Inc.*	152,984
6,508	Science Applications International Corp.	415,276
59,210	Sykes Enterprises, Inc.*	1,730,708
		11,613,125
	UTILITIES – 1.6%
11,695	IDACORP, Inc.	889,639
20,023	Middlesex Water Co.	668,167
		1,557,806
	TOTAL COMMON STOCKS (Cost $87,474,418)	95,354,832

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.1%
$115,732	UMB Money Market Fiduciary, 0.01%[2]	$115,732

	TOTAL SHORT-TERM INVESTMENTS (Cost $115,732)	115,732

	TOTAL INVESTMENTS – 99.2% (Cost $87,590,150)	95,470,564
	Other Assets in Excess of Liabilities – 0.8%	736,054

	TOTAL NET ASSETS – 100.0%	$96,206,618

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	BASIC MATERIALS – 5.1%
9,763	Dow Chemical Co.	$523,687
8,740	International Paper Co.	423,803
3,645	LyondellBasell Industries N.V. - Class A1	287,554
		1,235,044
	COMMUNICATIONS – 8.8%
18,346	AT&T, Inc.	749,984
14,881	Cisco Systems, Inc.	467,859
7,559	Thomson Reuters Corp.[1]	313,623
11,014	Verizon Communications, Inc.	576,363
		2,107,829
	CONSUMER, CYCLICAL – 5.8%
8,503	General Motors Co.	271,416
4,173	Home Depot, Inc.	559,682
7,795	Wal-Mart Stores, Inc.	556,875
		1,387,973
	CONSUMER, NON-CYCLICAL – 20.3%
6,220	AbbVie, Inc.	398,702
6,299	Altria Group, Inc.	416,301
2,440	Eli Lilly & Co.	189,710
5,669	Johnson & Johnson	676,538
4,960	KAR Auction Services, Inc.	209,709
3,385	Kimberly-Clark Corp.	433,483
11,732	Merck & Co., Inc.	736,652
19,606	Pfizer, Inc.	682,289
5,118	Philip Morris International, Inc.	511,442
7,086	Procter & Gamble Co.	618,679
		4,873,505
	ENERGY – 7.3%
3,858	Chevron Corp.	388,038
5,669	Exxon Mobil Corp.	493,997
5,590	Marathon Petroleum Corp.	237,631
3,858	Occidental Petroleum Corp.	296,487
4,368	Schlumberger Ltd.[1]	345,072
		1,761,225
	FINANCIAL – 26.7%
4,881	Aflac, Inc.	362,072
4,566	American Financial Group, Inc.	343,135
3,779	Ameriprise Financial, Inc.	381,981
5,826	Arthur J. Gallagher & Co.	287,863
1,023	BlackRock, Inc.	381,385
4,251	CME Group, Inc.	460,596

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,433	HCP, Inc. - REIT	$213,680
8,188	Invesco Ltd.[1]	255,384
11,102	JPMorgan Chase & Co.	749,385
7,007	Liberty Property Trust - REIT	288,899
5,984	Marsh & McLennan Cos., Inc.	404,698
5,118	MetLife, Inc.	222,121
2,362	PNC Financial Services Group, Inc.	212,816
9,212	Prologis, Inc. - REIT	489,249
4,724	Prudential Financial, Inc.	374,991
8,188	U.S. Bancorp	361,500
12,519	Wells Fargo & Co.	635,965
		6,425,720
	INDUSTRIAL – 9.6%
1,968	Crane Co.	126,582
6,377	Eaton Corp. PLC[1]	424,325
3,385	Emerson Electric Co.	178,322
20,787	General Electric Co.	649,386
2,598	Lockheed Martin Corp.	631,236
3,307	Norfolk Southern Corp.	310,527
		2,320,378
	TECHNOLOGY – 9.2%
4,488	Fidelity National Information Services, Inc.	356,033
22,991	HP, Inc.	330,381
11,653	Intel Corp.	418,226
1,338	International Business Machines Corp.	212,581
9,606	Microsoft Corp.	551,961
5,433	QUALCOMM, Inc.	342,659
		2,211,841
	UTILITIES – 2.3%
4,881	American Electric Power Co., Inc.	315,166
7,480	FirstEnergy Corp.	244,821
		559,987
	TOTAL COMMON STOCKS (Cost $20,407,407)	22,883,502

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.3%
$1,030,082	UMB Money Market Fiduciary, 0.01%[2]	$1,030,082

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,030,082)	1,030,082

	TOTAL INVESTMENTS – 99.4% (Cost $21,437,489)	23,913,584
	Other Assets in Excess of Liabilities – 0.6%	137,845

	TOTAL NET ASSETS – 100.0%	$24,051,429

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$38,357,777	$30,509,702	$87,635,371	$21,440,737

Gross unrealized appreciation	$7,635,687	$2,860,292	$9,867,156	$2,776,661
Gross unrealized depreciation	(762,478)	(1,147,866)	(2,031,963)	(303,814)

Net unrealized appreciation on investments	$6,873,209	$1,712,426	$7,835,193	$2,472,847

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$44,903,434	$-	$-	$44,903,434
Short-Term Investments	327,552	-	-	327,552
Total Investments	$45,230,986	$-	$-	$45,230,986

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$27,731,403	$-	$-	$27,731,403
Short-Term Investments	4,490,725	-	-	4,490,725
Total Assets	$32,222,128	$-	$-	$32,222,128

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2016 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Liabilities
Securities Sold Short
Common Stocks[1]	$(27,919,307)	$-	$-	$(27,919,307)
Total Liabilities	$(27,919,307)	$-	$-	$(27,919,307)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$95,354,832	$-	$-	$95,354,832
Short-Term Investments	115,732	-	-	115,732
Total Investments	$95,470,564	$-	$-	$95,470,564

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$22,883,502	$-	$-	$22,883,502
Short-Term Investments	1,030,082	-	-	1,030,082
Total Investments	$23,913,584	$-	$-	$23,913,584

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/28/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/28/16